SHARE-BASED PAYMENTS - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Aug. 13, 2021	Dec. 15, 2017	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 23, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of nonvested stock			$ 0.7	$ 0.8
Unrecognized compensation cost related to nonvested stock			$ 0.5
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock shares available for future issuance (in shares)			77,815
Number of shares pursuant to stock options granted (in shares)			600,000
Common stock purchase price as a percentage of market value (in percentage)			85.00%
Shares issued under plan (in shares)			9,145	22,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non vested stock compensation expense			$ 0.6	$ 0.7
Weighted average period of cost expected to be expensed (in years)			9 months 18 days
Restricted Stock | Nonemployee Director | Reith v. Lichtenstein
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vested shares surrendered	2,900,000
Number of nonvested shares surrendered	500,000
Minimum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of restriction period (in years)			1 year
Maximum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of restriction period (in years)			5 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant						4,945,000
Common Stock shares available for future issuance (in shares)			8,442,623
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock shares available for future issuance (in shares)						3,668,143
2010 Plan additional shares of common stock (in shares)						1,060,523
2010 Plan | Restricted Stock and Market Performance Based Restricted Stock, Total | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock award granted (in shares)		5,500,000
2010 Plan | Restricted Stock | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock award granted (in shares)		4,000,000
Restricted stock award vested (in shares)		4,000,000
2010 Plan | Market Performance Based Restricted Stock | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock award granted (in shares)		1,500,000
Restricted stock award vested (in shares)					1,000,000